Business Combination - EVgo Holdings Purchase price allocation (Details) - Merger agreement with EVGo Services [Member] - EVgo Holdings [Member] $ in Thousands	Jan. 16, 2020 USD ($)
Current assets
Cash	$ 257
Accounts receivable	1,714
Accounts receivable, capital build	94
Prepaid expenses and other current assets	4,662
Total current assets	6,727
Long-term assets
Property and equipment	63,889
Intangible assets	76,200
Other assets	797
Total assets	147,613
Current liabilities
Accounts payable	2,169
Accrued expenses	6,752
Deferred revenue, current	1,461
Customer deposits	4,069
Other current liabilities	29
Total current liabilities	14,480
Long-term liabilities
Deferred revenue, noncurrent	3,516
Capital-build liability	628
Capital-build liability, excluding NEDO buyout liability	9,578
Asset retirement obligations	6,862
Other liabilities	150
Total liabilities	35,214
Net assets acquired	$ 112,399